Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Statement of Cash Flows [Abstract]
Net income		$ 527,409	$ 581,291
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		827,616	844,942
Asset impairment		87,368	22,850
Amortization of debt issuance costs, debt discount, debt premium and lease premium		31,242	42,783
Amortization of fair value adjustments on debt		(32,740)	(45,961)
Maintenance rights write-off (a)	[1]	65,265	144,267
Maintenance liability release to income		(228,640)	(89,985)
Net gain on sale of assets		(68,368)	(99,698)
Deferred income taxes		84,658	88,055
Collections of finance and sales-type leases		26,991	45,448
Unrealized gain on investment at fair value		(13,942)	0
Other		133,876	92,232
Changes in operating assets and liabilities:
Trade receivables		(157,410)	(21,075)
Other assets		(349,746)	(47,755)
Accounts payable, accrued expenses and other liabilities		3,229	(37,150)
Net cash provided by operating activities		936,808	1,520,244
Purchase of flight equipment		(159,930)	(1,483,186)
Proceeds from sale or disposal of assets		322,241	733,157
Prepayments on flight equipment		(723,729)	(579,217)
Other		0	(11)
Net cash used in investing activities		(561,418)	(1,329,257)
Issuance of debt		6,890,002	4,157,089
Repayment of debt		(5,652,418)	(4,618,972)
Debt issuance costs paid, net of debt premium received		(27,157)	(8,422)
Maintenance payments received		194,779	358,694
Maintenance payments returned		(208,630)	(206,456)
Security deposits received		43,791	147,200
Security deposits returned		(150,767)	(141,364)
Dividend paid to non-controlling interest holders and others		(2,746)	(3,045)
Repurchase of shares and tax withholdings on share-based compensation		(118,836)	(320,058)
Net cash provided by (used in) financing activities		968,018	(635,334)
Net increase (decrease) in cash, cash equivalents and restricted cash		1,343,408	(444,347)
Effect of exchange rate changes		(634)	(403)
Cash, cash equivalents and restricted cash at beginning of period		1,300,347	1,415,035
Cash, cash equivalents and restricted cash at beginning of period		2,643,121	970,285
Supplemental cash flow information:
Interest paid, net of amounts capitalized		625,668	652,049
Income taxes refunded, net		$ (9,587)	$ (1,079)

[1]	Maintenance rights write-off consisted of the following:

End of Lease (“EOL”) and Maintenance Reserved (“MR”) contract maintenance rights expense	$28,078	$37,521
MR contract maintenance rights write-off due to maintenance liability release	1,841	9,403
EOL contract maintenance rights write-off due to cash receipt	35,346	97,343
Maintenance rights write-off	$65,265	$144,267